ANNUAL REPORT
                            DECEMBER 31, 2000

                               [GRAPHIC OMITTED]

Mercury
QA Large
Cap Value
Fund OF MERCURY
     QA EQUITY SERIES, INC.

PORTFOLIO INFORMATION

GEOGRAPHIC ASSET MIX
--------------------------------------------------------------------------------

As a Percentage of Net Assets as of December 31, 2000

                              [PIE CHART OMITTED]

Netherlands    1.6%
France         0.6%
Bermuda        0.3%
Canada         0.1%
United States  96.8%

WORLDWIDE INVESTMENTS AS OF DECEMBER 31, 2000
--------------------------------------------------------------------------------

Ten Largest Equity                                                    Percent of
Holdings                                                              Net Assets
--------------------------------------------------------------------------------
Exxon Mobil Corporation                                                  4.5%
--------------------------------------------------------------------------------
American International Group, Inc.                                       4.2
--------------------------------------------------------------------------------
Citigroup Inc.                                                           4.1
--------------------------------------------------------------------------------
SBC Communications Inc.                                                  2.3
--------------------------------------------------------------------------------
Pharmacia Corporation                                                    1.9
--------------------------------------------------------------------------------
Verizon Communications                                                   1.9
--------------------------------------------------------------------------------
Royal Dutch Petroleum Company
  (NY Registered Shares)                                                 1.6
--------------------------------------------------------------------------------
Morgan Stanley Dean Witter & Co.                                         1.6
--------------------------------------------------------------------------------
Philip Morris Companies Inc.                                             1.5
--------------------------------------------------------------------------------
The Boeing Company                                                       1.5
--------------------------------------------------------------------------------

                                                                      Percent of
Ten Largest Industries                                                Net Assets
--------------------------------------------------------------------------------
Financial Services                                                      16.0%
--------------------------------------------------------------------------------
Insurance                                                               11.6
--------------------------------------------------------------------------------
Oil--International                                                       6.1
--------------------------------------------------------------------------------
Banking                                                                  5.8
--------------------------------------------------------------------------------
Telecommunications                                                       5.4
--------------------------------------------------------------------------------
Chemicals                                                                4.8
--------------------------------------------------------------------------------
Aerospace & Defense                                                      3.2
--------------------------------------------------------------------------------
Communications                                                           2.7
--------------------------------------------------------------------------------
Computer Services/Software                                               2.2
--------------------------------------------------------------------------------
Natural Gas                                                              2.0
--------------------------------------------------------------------------------


              December 31, 2000 (2) Mercury QA Large Cap Value Fund

DEAR SHAREHOLDER

Fiscal Year in Review

We are pleased to provide you with this first annual report for Mercury QA Large Cap Value Fund. The Fund commenced operations on June 2, 2000. The unmanaged Standard & Poor's (S&P)/Barra Value Index had a total return of +6.22% from May 31, 2000 to December 31, 2000. In comparison, Mercury QA Large Cap Value Fund's Class I, Class A, Class B and Class C Shares had total returns of -1.70%, -1.90%, -2.20% and -2.20%, respectively, since inception (June 2, 2000) through December 31, 2000. (Investment results shown do not reflect sales charges. Results shown would be lower if a sales charge was included. Complete performance information can be found on pages 5-7 of this report to shareholders.)

Mercury QA Large Cap Value Fund is a diversified portfolio of large cap value stocks. During the period, the Fund had a mixed experience, benefiting by the strong performance of basic materials and utility stocks, while getting stung by the drop in technology stocks. For example, The Coastal Corporation and Enron Corp. in the utility industry as well as The Dow Chemical Company and Alcoa, Inc. in the basic materials industry all posted double-digit returns for the Fund since its inception. Unfortunately, these results were tempered by the performance of technology stocks such as Apple Computer, Inc. and Gateway, Inc., which dropped by half.

The year 2000 was an unusual year in a number of respects:

o Value stocks outperformed growth stocks by the largest amount ever recorded.

o Small cap and mid cap stocks outperformed large cap stocks for the first time since the early 1990s.

o     The S&P 500 Index's return was negative for the first time in a decade.

In 2000, the disparity in return between large growth and large value stocks was the largest on record. In fact, growth stocks underperformed value stocks by an incredible 18.4% in the fourth quarter alone and by an astounding 34.6% during the second half of the year. Nothing in the history of the S&P 500 growth and value indexes comes remotely close to this record. The next-worst period for growth stocks occurred in 1976 and 1977, when large cap growth stocks underperformed value stocks by 11.1% for three months and 16.4% for six months.

In 2000, mid cap stocks and small cap stocks outperformed large cap stocks for the first time since 1993. Moreover, prior to 2000, investors in large cap stocks enjoyed much better returns than investors in mid cap and small cap stocks. For example, investors who held portfolios that delivered returns in line with the S&P 500 Index earned 250% from 1995 to 1999, compared with just 182% for mid cap investors and a rather paltry 120% for small cap investors.

In 2000, the S&P 500 Index posted its first negative year since 1990 and only its third negative year since the oil crisis of the 1970s. Surprisingly enough, the S&P 500 Index held a positive return as late as September 14, 2000. Unfortunately, a barrage of earnings warnings delivered during the fourth quarter, combined with the US presidential debacle, derailed the equity market.


              December 31, 2000 (3) Mercury QA Large Cap Value Fund

Market Outlook

In 2000, liquidity conditions were tight for most of the year. Sharply tighter liquidity, particularly in the United States, has contributed to the difficult environment this year for riskier assets, typified by NASDAQ stocks and high-yield debt. Although current liquidity conditions remain tight, the liquidity outlook has improved markedly, in our opinion. With the surprise cut in the Federal Funds rate at the beginning of January 2001, the Federal Reserve Board has signaled an easing bias, citing diminished inflationary risks and increasing concern over growth outlook. The Federal Reserve Board could cut interest rates aggressively, if necessary to combat markedly weaker economic growth.

There is strong historical evidence to suggest that the liquidity environment for 2001 will propel equity markets higher. However, we believe that it will be obscured by investors' concerns over declining corporate profit growth. Concerns over the profit outlook have been a notable drag on markets since the beginning of September 2000, when the US third quarter "confessions season" began. Expectations have been too optimistic after several good years of corporate earnings growth and investors have increasingly focused on the impact that slower economic growth will have on corporate profit growth.

Not surprisingly, earnings forecasts have been revised sharply downward. In October, analysts were forecasting earnings growth of 16% for the S&P 500 Index for the fourth quarter of 2000 compared to the fourth quarter of 1999. By the beginning of December, the forecast had been cut to 10% and declining by the day.

The increased uncertainty toward the profit outlook has led to investors becoming increasingly risk averse, and in turn, raising the equity risk premium investors demand for the greater uncertainty of holding equities compared to bonds. This has contributed to the fall in equity markets. As the US economy slows, there is a growing risk that foreign investors will no longer invest as much in US markets, making it increasingly difficult for the United States to fund its current account deficit at current levels.

In Conclusion

We believe we are alert to many of the opportunities and most of the risks that we may face in 2001. We thank you for your continued support of Mercury QA Large Cap Value Fund, and we look forward to reviewing our outlook and strategy in our next report to shareholders.

Sincerely,


/s/ Terry K. Glenn                                /s/ Philip Green

Terry K. Glenn                                    Philip Green
President and Director                            Senior Vice President and
                                                  Portfolio Manager

February 7, 2001


             December 31, 2000 (4) Mercury QA Large Cap Value Fund

FUND PERFORMANCE DATA

ABOUT FUND PERFORMANCE

The Fund offers four classes of shares, each with its own sales charge and expense structure, allowing you to invest in the way that best suits your needs.

CLASS I SHARES incur a maximum initial sales charge of 5.25% and bear no ongoing distribution and account maintenance fees. Class I Shares are available only to eligible investors.

CLASS A SHARES incur a maximum initial sales charge of 5.25% and an account maintenance fee of 0.25% (but no distribution fee).

CLASS B SHARES are subject to a maximum contingent deferred sales charge of 4% if redeemed during the first two years, decreasing to 3% for each of the next two years and decreasing 1% each year thereafter to 0% after the sixth year. In addition, Class B Shares are subject to a distribution fee of 0.75% and an account maintenance fee of 0.25%. These shares automatically convert to Class A Shares after approximately 8 years.

CLASS C SHARES are subject to a distribution fee of 0.75% and an account maintenance fee of 0.25%. In addition, Class C Shares may be subject to a 1% contingent deferred sales charge if redeemed within one year after purchase.

None of the past results shown should be considered a representation of future performance. Figures shown in the "Recent Performance Results" and "Aggregate Total Return" tables assume reinvestment of all dividends and capital gains distributions at net asset value on the ex-dividend date. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Dividends paid to each class of shares will vary because of the different levels of account maintenance, distribution and transfer agency fees applicable to each class, which are deducted from the income available to be paid to shareholders. The Fund's Investment Adviser voluntarily waived all of its management fee plus additional expenses. Without such waiver, the Fund's performance would have been lower.


              December 31, 2000 (5) Mercury QA Large Cap Value Fund

TOTAL RETURN BASED ON A $10,000 INVESTMENT
--------------------------------------------------------------------------------
Class I & Class A Shares

    [THE FOLLOWING WAS REPRESENTED AS A LINE GRAPH IN THE PRINTED MATERIAL.]

Mercury QA Large Cap Value Fund's Class I, Class A, Class B & Class C Shares--Total Return Based on a $10,000 Investment

A line graph depicting the growth of an investment in the Mercury QA Large Cap Value Fund's Class I, Class A, Class B & Class C Shares compared to growth of an investment in the S&P/Barra Growth Index. Beginning and ending values are:

                                                       6/20/00**          12/00

Mercury QA Large Cap Value Fund+--

Class I Shares*                                        $9,475             $9,314

Class A Shares*                                        $9,475             $9,295

Class B Shares*                                       $10,000             $9,389

Class C Shares*                                       $10,000             $9,682

S&P/Barra Value Index ++                              $10,000            $10,622

Mercury QA Large Cap Value Fund+--Class I Shares*                $9,314
Mercury QA Large Cap Value Fund+--Class A Shares*                $9,295
Standard & Poor's/Barra Value Index++                           $10,622

Class B & Class C Shares

    [THE FOLLOWING WAS REPRESENTED AS A LINE GRAPH IN THE PRINTED MATERIAL.]

Mercury QA Large Cap Value Fund+--Class B Shares*                $9,389
Mercury QA Large Cap Value Fund+--Class C Shares*                $9,682
Standard & Poor's/Barra Value Index++                           $10,622

* Assuming maximum sales charge, transaction costs and other operating expenses, including advisory fees.

**    Commencement of operations.

+ The Fund normally invests at least 65% of its total assets in equity securities of large-capitalization companies.

++ This unmanaged broad-based Index is a capitalization-weighted index of all the stocks in the S&P500 that have lower price-to-book ratios. The starting date for the Index in the graphs is from May 31, 2000.

      Past performance is not indicative of future results.


              December 31, 2000 (6) Mercury QA Large Cap Value Fund

FUND PERFORMANCE DATA (CONCLUDED)

AGGREGATE TOTAL RETURN
--------------------------------------------------------------------------------
                                                    % Return           % Return
                                                  Without Sales       With Sales
Class I Shares*                                      Charge             Charge**
--------------------------------------------------------------------------------
Inception (6/02/00)
through 12/31/00                                      -1.70%              -6.86%
--------------------------------------------------------------------------------
*     Maximum sales charge is 5.25%.

**    Assuming maximum sales charge.

                                                    % Return           % Return
                                                  Without Sales       With Sales
Class A Shares*                                      Charge             Charge**
--------------------------------------------------------------------------------
Inception (6/02/00)
through 12/31/00                                      -1.90%              -7.05%
--------------------------------------------------------------------------------
*     Maximum sales charge is 5.25%.

**    Assuming maximum sales charge.

                                                    % Return           % Return
                                                     Without              With
Class B Shares*                                        CDSC               CDSC**
--------------------------------------------------------------------------------
Inception (6/02/00)
through 12/31/00                                      -2.20%              -6.11%
--------------------------------------------------------------------------------
* Maximum contingent deferred sales charge is 4% and is reduced to 0% after 6 years.

**    Assuming payment of applicable contingent deferred sales charge.

                                                    % Return           % Return
                                                     Without              With
Class C Shares*                                        CDSC               CDSC**
--------------------------------------------------------------------------------
Inception (6/02/00)
through 12/31/00                                      -2.20%              -3.17%
--------------------------------------------------------------------------------
* Maximum contingent deferred sales charge is 1% and is reduced to 0% after 1 year.

**    Assuming payment of applicable contingent deferred sales charge.

RECENT PERFORMANCE RESULTS*
--------------------------------------------------------------------------------
                                                    6 Month      Since Inception
As of December 31, 2000                          Total Return      Total Return
--------------------------------------------------------------------------------
Class I                                             +5.13%           -1.70%
--------------------------------------------------------------------------------
Class A                                             +4.92            -1.90
--------------------------------------------------------------------------------
Class B                                             +4.71            -2.20
--------------------------------------------------------------------------------
Class C                                             +4.71            -2.20
--------------------------------------------------------------------------------

* Investment results shown do not reflect sales charges; results shown would be lower if a sales charge was included. Total investment returns are based on changes in the Fund's net asset values for the period shown, and assume reinvestment of all dividends and capital gains at net asset value on the ex-dividend date. The Fund commenced operations on 6/02/00.


              December 31, 2000 (7) Mercury QA Large Cap Value Fund

SCHEDULE OF INVESTMENTS

                                                                                             In US Dollars
                                                                                          --------------------
                             Shares                                                                 Percent of
Industries                    Held               Common Stocks                             Value    Net Assets
--------------------------------------------------------------------------------------------------------------
BERMUDA
==============================================================================================================
Telecommunications           3,400   + Global Crossing Ltd.                            $    48,662     0.3%
& Equipment
--------------------------------------------------------------------------------------------------------------
                                       Total Common Stocks in Bermuda
                                       (Cost--$54,179)                                      48,662     0.3
--------------------------------------------------------------------------------------------------------------

CANADA
==============================================================================================================
Metal (s)                      300     Alcan Aluminium Ltd.                                 10,256     0.1
--------------------------------------------------------------------------------------------------------------
                                       Total Common Stocks in Canada
                                       (Cost--$9,395)                                       10,256     0.1
--------------------------------------------------------------------------------------------------------------

FRANCE
==============================================================================================================
Beverages                    1,600     Vivendi Universal SA (ADR) (a)                      104,500     0.6
--------------------------------------------------------------------------------------------------------------
                                       Total Common Stocks in France
                                       (Cost--$109,002)                                    104,500     0.6
--------------------------------------------------------------------------------------------------------------

NETHERLANDS
==============================================================================================================
Oil--International           4,500     Royal Dutch Petroleum Company
                                         (NY Registered Shares)                            272,531     1.6
--------------------------------------------------------------------------------------------------------------
                                       Total Common Stocks in
                                       the Netherlands (Cost--$271,577)                    272,531     1.6
--------------------------------------------------------------------------------------------------------------

UNITED STATES
==============================================================================================================
Aerospace                    3,900     The Boeing Company                                  257,400     1.5
& Defense                    1,100     General Dynamics Corporation                         85,800     0.5
                             1,400     Lockheed Martin Corporation                          47,530     0.3
                               500     Northrop Grumman Corporation                         41,500     0.2
                             2,300     Raytheon Company (Class B)                           71,444     0.4
                               600     United Technologies Corporation                      47,175     0.3
                                                                                       -----------------------
                                                                                           550,849     3.2
--------------------------------------------------------------------------------------------------------------
Airlines                       600   + AMR Corporation                                      23,512     0.1
--------------------------------------------------------------------------------------------------------------
Aluminum                     2,900     Alcoa, Inc.                                          97,150     0.6
--------------------------------------------------------------------------------------------------------------
Auto & Truck                 2,500     Delphi Automotive Systems
                                         Corporation                                        28,125     0.2
--------------------------------------------------------------------------------------------------------------
Automobile                   6,265     Ford Motor Company                                  146,836     0.9
                             1,900     General Motors Corporation                           96,781     0.6
                                                                                       -----------------------
                                                                                           243,617     1.5
--------------------------------------------------------------------------------------------------------------
Banking                      1,500     Bank of America Corporation                          68,813     0.4
                             1,500     The Bank of New York Company, Inc.                   82,781     0.5


              December 31, 2000 (8) Mercury QA Large Cap Value Fund

                                                                                             In US Dollars
                                                                                          --------------------
                             Shares                                                                 Percent of
Industries                    Held               Common Stocks                            Value     Net Assets
--------------------------------------------------------------------------------------------------------------
UNITED STATES (continued)
==============================================================================================================
Banking                      2,500     Bank One Corporation                            $    91,562     0.5%
(concluded)                  1,200     Capital One Financial Corporation                    78,975     0.5
                             2,200   + The Chase Manhattan Corporation                      99,962     0.6
                               600     Fifth Third Bancorp                                  35,850     0.2
                               900     Mellon Financial Corporation                         44,269     0.3
                               300     Northern Trust Corporation                           24,469     0.2
                               500     PNC Bank Corp.                                       36,531     0.2
                               300     State Street Corporation                             37,263     0.2
                               600     SunTrust Banks, Inc.                                 37,800     0.2
                             1,400     U.S. Bancorp                                         40,863     0.2
                             1,900     Washington Mutual, Inc.                             100,819     0.6
                             3,700     Wells Fargo Company                                 206,044     1.2
                                                                                       -----------------------
                                                                                           986,001     5.8
--------------------------------------------------------------------------------------------------------------
Banking & Finance              180     UBS AG (Registered Shares)                           29,412     0.2
--------------------------------------------------------------------------------------------------------------
Beverages                      300     Adolph Coors Company (Class B)                       24,094     0.1
                             6,700     Coca-Cola Enterprises Inc.                          127,300     0.8
                                                                                       -----------------------
                                                                                           151,394     0.9
--------------------------------------------------------------------------------------------------------------
Building Materials             500     Masco Corporation                                    12,844     0.1
--------------------------------------------------------------------------------------------------------------
Capital Equipment            7,300     Hewlett-Packard Company                             230,406     1.4
--------------------------------------------------------------------------------------------------------------
Capital Goods                  500     Minnesota Mining and Manufacturing
                                         Company (3M)                                       60,250     0.4
--------------------------------------------------------------------------------------------------------------
Chemicals                    1,100     Air Products and Chemicals, Inc.                     45,100     0.3
                               800     The B.F. Goodrich Company                            29,100     0.2
                             3,100     The Dow Chemical Company                            113,537     0.7
                             3,700     E.I. du Pont de Nemours and Company                 178,756     1.0
                               200     PPG Industries, Inc.                                  9,263     0.1
                             5,400     Pharmacia Corporation                               329,400     1.9
                             1,400     Rohm and Haas Company                                50,838     0.3
                               900     Union Carbide Corporation                            48,431     0.3
                                                                                       -----------------------
                                                                                           804,425     4.8
--------------------------------------------------------------------------------------------------------------
Communications               6,500   + Avaya Inc.                                           67,031     0.4
                             8,000     SBC Communications Inc.                             382,000     2.3
                                                                                       -----------------------
                                                                                           449,031     2.7
--------------------------------------------------------------------------------------------------------------
Computer Services/           2,200   + BroadVision, Inc.                                    25,987     0.2
Software                     1,200   + Computer Sciences Corporation                        72,150     0.4
                             2,900     Electronic Data Systems Corporation                 167,475     1.0
                             1,069   + VERITAS Software Corporation                         93,538     0.6
                                                                                       -----------------------
                                                                                           359,150     2.2
--------------------------------------------------------------------------------------------------------------
Computer Technology          3,600   + Solectron Corporation                               122,040     0.7
--------------------------------------------------------------------------------------------------------------


              December 31, 2000 (9) Mercury QA Large Cap Value Fund

                                                                                             In US Dollars
                                                                                          --------------------
                             Shares                                                                 Percent of
Industries                    Held               Common Stocks                            Value     Net Assets
--------------------------------------------------------------------------------------------------------------
UNITED STATES (continued)
==============================================================================================================
Computers                    2,600   + Gateway, Inc.                                   $    46,774     0.3%
                             4,300   + Parametric Technology Corporation                    57,781     0.3
                                                                                       -----------------------
                                                                                           104,555     0.6
--------------------------------------------------------------------------------------------------------------
Computers                      600   + Adaptec, Inc.                                         6,150     0.0
& Peripherals                3,600   + Cabletron Systems, Inc.                              54,225     0.3
                             8,400     Compaq Computer Corporation                         126,420     0.8
                                                                                       -----------------------
                                                                                           186,795     1.1
--------------------------------------------------------------------------------------------------------------
Conglomerates                1,100     Honeywell International Inc.                         52,044     0.3
--------------------------------------------------------------------------------------------------------------
Consumer--Products             200     The Black & Decker Corporation                        7,850     0.0
--------------------------------------------------------------------------------------------------------------
Consumer--Products           1,900   + Cendant Corporation                                  18,287     0.1
& Services
--------------------------------------------------------------------------------------------------------------
Distribution                   900     KeySpan Corporation                                  38,137     0.2
--------------------------------------------------------------------------------------------------------------
Electrical & Electronics     1,100   + The AES Corporation                                  60,912     0.4
--------------------------------------------------------------------------------------------------------------
Electrical Equipment         1,900     Emerson Electric Co.                                149,744     0.9
                               600     Exelon Corporation                                   42,126     0.3
                               600   + Power-One, Inc.                                      23,588     0.1
                             2,000     W. W. Grainger, Inc.                                 73,000     0.4
                                                                                       -----------------------
                                                                                           288,458     1.7
--------------------------------------------------------------------------------------------------------------
Electrical Instruments       1,100   + Sanmina Corporation                                  84,288     0.5
& Controls
--------------------------------------------------------------------------------------------------------------
Electrical Products          1,500     Molex Incorporated                                   53,250     0.3
--------------------------------------------------------------------------------------------------------------
Energy-Related               2,000     The Williams Companies, Inc.                         79,875     0.5
--------------------------------------------------------------------------------------------------------------
Engineering &                1,700   + Ceridian Corporation                                 33,894     0.2
Construction
--------------------------------------------------------------------------------------------------------------
Entertainment                6,700     The Walt Disney Company                             193,881     1.1
--------------------------------------------------------------------------------------------------------------
Financial Services           3,700     American Express Company                            203,269     1.2
                             1,900     The Bear Stearns Companies Inc.                      96,306     0.6
                             2,900     The CIT Group, Inc. (Class A)                        58,362     0.3
                            13,709     Citigroup Inc.                                      700,016     4.1
                             1,900     Conseco, Inc.                                        25,056     0.2
                             2,300     Countrywide Credit Industries, Inc.                 115,575     0.7
                             3,200     Federal Home Loan Mortgage
                                           Association                                     220,400     1.3
                             2,800     Federal National Mortgage Association               242,900     1.4
                             2,000     Firstar Corporation                                  46,500     0.3
                             1,900     FleetBoston Financial Corporation                    71,369     0.4
                             2,000     Franklin Resources, Inc.                             76,200     0.4
                               200     Golden West Financial Corporation                    13,500     0.1
                             1,400     The Hartford Financial Services
                                           Group, Inc.                                      98,875     0.6
                             1,900     Household International, Inc.                       104,500     0.6


             December 31, 2000 (10) Mercury QA Large Cap Value Fund

                                                                                             In US Dollars
                                                                                          --------------------
                             Shares                                                                 Percent of
Industries                    Held               Common Stocks                            Value     Net Assets
--------------------------------------------------------------------------------------------------------------
UNITED STATES (continued)
==============================================================================================================
Financial Services             600     J.P. Morgan & Co., Incorporated                 $    99,300     0.6%
(concluded)                  1,500     Lehman Brothers Holdings, Inc.                      101,437     0.6
                             2,800     MBNA Corporation                                    103,425     0.6
                               900     MGIC Investment Corporation                          60,694     0.4
                             3,400     Morgan Stanley Dean Witter & Co.                    269,450     1.6
                                                                                       -----------------------
                                                                                         2,707,134    16.0
--------------------------------------------------------------------------------------------------------------
Food & Beverage              1,900   + The Kroger Co.                                       51,419     0.3
--------------------------------------------------------------------------------------------------------------
Food Merchandising             500     Albertson's, Inc.                                    13,250     0.1
--------------------------------------------------------------------------------------------------------------
Footwear                       500     Nike, Inc. (Class B)                                 27,906     0.2
--------------------------------------------------------------------------------------------------------------
Forest Products                500     Georgia-Pacific Group                                15,562     0.1
--------------------------------------------------------------------------------------------------------------
Gaming                       2,800   + Comcast Corporation (Class A)                       116,900     0.7
--------------------------------------------------------------------------------------------------------------
Health Insurance               500   + Aetna Inc. (New Shares)                              20,531     0.1
                             2,000     Torchmark Corporation                                76,875     0.5
                                                                                       -----------------------
                                                                                            97,406     0.6
--------------------------------------------------------------------------------------------------------------
Healthcare                   1,500     HCA--The Healthcare Corporation                      66,015     0.4
                             1,000     UnitedHealth Group Incorporated                      61,375     0.4
                                                                                       -----------------------
                                                                                           127,390     0.8
--------------------------------------------------------------------------------------------------------------
Healthcare--Cost             1,500   + Watson Pharmaceuticals, Inc.                         76,781     0.5
Containment
--------------------------------------------------------------------------------------------------------------
Healthcare--Products         1,100   + Quintiles Transnational Corp.                        23,031     0.1
& Services
--------------------------------------------------------------------------------------------------------------
Holding Company              1,100     Sabre Holdings Corporation                           47,438     0.3
--------------------------------------------------------------------------------------------------------------
Hospital Management            300     Tenet Healthcare Corporation                         13,331     0.1
--------------------------------------------------------------------------------------------------------------
Hotels                       1,200     Hilton Hotels Corporation                            12,600     0.1
                               300     Marriott International, Inc. (Class A)               12,675     0.1
                             2,076   + Palm, Inc.                                           58,777     0.3
                                                                                       -----------------------
                                                                                            84,052     0.5
--------------------------------------------------------------------------------------------------------------
Household Products           1,400     The Procter & Gamble Company                        109,813     0.6
--------------------------------------------------------------------------------------------------------------
Industrial--Consumer         1,500     Cooper Industries, Inc.                              68,906     0.4
Goods
--------------------------------------------------------------------------------------------------------------
Information Processing       4,000   + Apple Computer, Inc.                                 59,500     0.3
                             1,400     First Data Corporation                               73,763     0.4
                             2,200   + Unisys Corporation                                   32,175     0.2
                                                                                       -----------------------
                                                                                           165,438     0.9
--------------------------------------------------------------------------------------------------------------
Insurance                    1,100     AFLAC Incorporated                                   79,406     0.5
                             2,900     The Allstate Corporation                            126,331     0.7
                             1,100     American General Corporation                         89,650     0.5
                             7,150     American International Group, Inc.                  704,722     4.2
                               900     Aon Corporation                                      30,825     0.2
                             1,100     CIGNA Corporation                                   145,530     0.9


             December 31, 2000 (11) Mercury QA Large Cap Value Fund

                                                                                             In US Dollars
                                                                                          --------------------
                             Shares                                                                 Percent of
Industries                    Held               Common Stocks                            Value     Net Assets
--------------------------------------------------------------------------------------------------------------
UNITED STATES (continued)
==============================================================================================================
Insurance                      900     The Chubb Corporation                           $    77,850     0.5%
(concluded)                  1,500     Cincinnati Financial Corporation                     59,344     0.3
                             2,000   + Clear Channel Communications, Inc.                   96,875     0.6
                               600     Jefferson--Pilot Corporation                         44,850     0.3
                             1,900     Lincoln National Corporation                         89,894     0.5
                               900     MBIA, Inc.                                           66,712     0.4
                               900     Marsh & McLennan Companies, Inc.                    105,300     0.6
                               600     The Progressive Corporation                          62,175     0.4
                             2,000     The St. Paul Companies, Inc.                        108,625     0.6
                             2,500     UnumProvident Corporation                            67,188     0.4
                                                                                       -----------------------
                                                                                         1,955,277    11.6
--------------------------------------------------------------------------------------------------------------
Investment                   1,700     T. Rowe Price Group Inc.                             71,852     0.4
Management
--------------------------------------------------------------------------------------------------------------
Manufacturing                2,000     Tyco International Ltd.                             111,000     0.7
--------------------------------------------------------------------------------------------------------------
Medical Services             7,000   + HEALTHSOUTH Corporation                             114,187     0.6
                               500   + Manor Care, Inc.                                     10,312     0.1
                                                                                       -----------------------
                                                                                           124,499     0.7
--------------------------------------------------------------------------------------------------------------
Medical Supplies             1,700   + King Pharmaceuticals, Inc.                           87,869     0.5
--------------------------------------------------------------------------------------------------------------
Merchandising                  300     The May Department Stores Company                     9,825     0.1
--------------------------------------------------------------------------------------------------------------
Metals & Mining                800     Newmont Mining Corporation                           13,650     0.1
                               500     Phelps Dodge Corporation                             27,906     0.1
                                                                                       -----------------------
                                                                                            41,556     0.2
--------------------------------------------------------------------------------------------------------------
Miscellaneous                1,500   + NCR Corporation                                      73,688     0.4
Materials &                  1,700     Rockwell International Corporation                   80,963     0.5
Commodities                  2,000     Sempra Energy                                        46,500     0.3
                                                                                       -----------------------
                                                                                           201,151     1.2
--------------------------------------------------------------------------------------------------------------
Multimedia                     600     The McGraw-Hill Companies, Inc.                      35,175     0.2
                               300     Tribune Company                                      12,675     0.1
                                                                                       -----------------------
                                                                                            47,850     0.3
--------------------------------------------------------------------------------------------------------------
Natural Gas                  1,400     El Paso Energy Corporation                          100,275     0.6
                             2,300     Enron Corp.                                         191,187     1.1
                             1,100     Praxair, Inc.                                        48,813     0.3
                                                                                       -----------------------
                                                                                           340,275     2.0
--------------------------------------------------------------------------------------------------------------
Natural Gas--Pipelines         500     Duke Energy Corporation                              42,625     0.2
--------------------------------------------------------------------------------------------------------------
Natural Resources              200     Burlington Resources Inc.                            10,100     0.1
--------------------------------------------------------------------------------------------------------------
Office--Related                300     Pitney Bowes Inc.                                     9,938     0.1
--------------------------------------------------------------------------------------------------------------
Oil                          1,700     Conoco Inc. (Class B)                                49,194     0.3
--------------------------------------------------------------------------------------------------------------
Oil--Integrated                900     Chevron Corporation                                  75,994     0.5
                               900     Phillips Petroleum Company                           51,188     0.3
                             1,200     Texaco Inc.                                          74,550     0.4
                                                                                       -----------------------
                                                                                           201,732     1.2
--------------------------------------------------------------------------------------------------------------


             December 31, 2000 (12) Mercury QA Large Cap Value Fund

                                                                                             In US Dollars
                                                                                          --------------------
                             Shares                                                                 Percent of
Industries                    Held               Common Stocks                            Value     Net Assets
--------------------------------------------------------------------------------------------------------------
UNITED STATES (continued)
==============================================================================================================

Oil--International           8,800     Exxon Mobil Corporation                         $   765,050     4.5%
--------------------------------------------------------------------------------------------------------------
Oil Services                 1,100     Schlumberger Limited                                 87,931     0.5
                               500     USX-Marathon Group                                   13,875     0.1
                                                                                       -----------------------
                                                                                           101,806     0.6
--------------------------------------------------------------------------------------------------------------
Paper & Forest                 500     Boise Cascade Corporation                            16,812     0.1
Products                     1,741     International Paper Company                          71,055     0.4
                               500     Weyerhaeuser Company                                 25,375     0.1
                                                                                       -----------------------
                                                                                           113,242     0.6
--------------------------------------------------------------------------------------------------------------
Petroleum                      800     Anadarko Petroleum Corporation                       56,864     0.3
                             1,100     The Coastal Corporation                              97,144     0.6
                               300     Occidental Petroleum Corporation                      7,275     0.0
                               200     Unocal Corporation                                    7,738     0.0
                                                                                       -----------------------
                                                                                           169,021     0.9
--------------------------------------------------------------------------------------------------------------
Pharmaceuticals                600     Cardinal Health, Inc.                                59,775     0.4
                               600     Ecolab Inc.                                          25,912     0.1
                               900     McKesson HBOC, Inc.                                  32,301     0.2
                                                                                       -----------------------
                                                                                           117,988     0.7
--------------------------------------------------------------------------------------------------------------
Photography                    200     Eastman Chemical Company                              9,750     0.1
                               800     Eastman Kodak Company                                31,500     0.2
                                                                                       -----------------------
                                                                                            41,250     0.3
--------------------------------------------------------------------------------------------------------------
Property & Casualty          1,100     SAFECO Corporation                                   36,163     0.2
Insurance
--------------------------------------------------------------------------------------------------------------
Publishing                     900     Gannett Co., Inc.                                    56,756     0.3
--------------------------------------------------------------------------------------------------------------
Railroads                      500     Burlington Northern Santa Fe Corp.                   14,156     0.1
                             1,100     Union Pacific Corporation                            55,825     0.3
                                                                                       -----------------------
                                                                                            69,981     0.4
--------------------------------------------------------------------------------------------------------------
Restaurants                  3,400     McDonald's Corporation                              115,600     0.7
                               500   + Starbucks Corporation                                22,125     0.1
                                                                                       -----------------------
                                                                                           137,725     0.8
--------------------------------------------------------------------------------------------------------------
Retail                         600     CVS Corporation                                      35,962     0.2
                             1,400     The Limited, Inc.                                    23,887     0.1
                               600     Lowe's Companies, Inc.                               26,700     0.2
                               300     Loews Corporation                                    31,069     0.2
                             1,500   + Safeway Inc.                                         93,750     0.5
                             2,500     Target Corporation                                   80,625     0.5
                                                                                       -----------------------
                                                                                           291,993     1.7
--------------------------------------------------------------------------------------------------------------
Semiconductor                2,500   + KLA-Tencor Corporation                               84,219     0.5
Production Equipment
--------------------------------------------------------------------------------------------------------------


             December 31, 2000 (13) Mercury QA Large Cap Value Fund

                                                                                             In US Dollars
                                                                                          --------------------
                             Shares                                                                 Percent of
Industries                    Held               Common Stocks                            Value     Net Assets
--------------------------------------------------------------------------------------------------------------
UNITED STATES (continued)
==============================================================================================================
Semiconductors              10,800     Motorola, Inc.                                  $   218,700     1.3%
                             1,700   + National Semiconductor Corporation                   34,213     0.2
                                                                                       -----------------------
                                                                                           252,913     1.5
--------------------------------------------------------------------------------------------------------------
Software                     3,100   + Advanced Micro Devices, Inc.                         42,819     0.3
                             2,900   + BMC Software, Inc.                                   40,600     0.2
                             5,300   + Compuware Corporation                                33,125     0.2
                             1,900   + PeopleSoft, Inc.                                     70,656     0.4
                                                                                       -----------------------
                                                                                           187,200     1.1
--------------------------------------------------------------------------------------------------------------
Technology                   2,000   + Novellus Systems, Inc.                               71,875     0.4
--------------------------------------------------------------------------------------------------------------
Telecommunications          10,457     AT&T Corp.                                          181,037     1.1
                             1,500   + Andrew Corporation                                   32,625     0.2
                             3,200     BellSouth Corporation                               131,000     0.8
                               800     CenturyTel, Inc.                                     28,600     0.1
                             3,700     Sprint Corporation                                   75,156     0.4
                             6,298     Verizon Communications                              315,687     1.9
                            10,700   + WorldCom, Inc.                                      149,800     0.9
                                                                                       -----------------------
                                                                                           913,905     5.4
--------------------------------------------------------------------------------------------------------------
Tobacco                      5,900     Philip Morris Companies Inc.                        259,600     1.5
--------------------------------------------------------------------------------------------------------------
Transportation                 300   + FedEx Corp.                                          11,988     0.1
                               600     Southwest Airlines Co.                               20,118     0.1
                                                                                       -----------------------
                                                                                            32,106     0.2
--------------------------------------------------------------------------------------------------------------
Travel & Lodging             2,200     Carnival Corporation                                 67,787     0.4
--------------------------------------------------------------------------------------------------------------
Utilities                    1,646     NiSource Inc.                                        50,615     0.3
                                 1   + NiSource Inc.                                             3     0.0
                             1,100     Reliant Energy, Inc.                                 47,644     0.3
                                                                                       -----------------------
                                                                                            98,262     0.6
--------------------------------------------------------------------------------------------------------------
Utilities--Electric            600     Dominion Resources, Inc.                             40,200     0.2
--------------------------------------------------------------------------------------------------------------
Utilities--Gas Pipeline        900     Dynegy Inc. (Class A)                                50,456     0.3
--------------------------------------------------------------------------------------------------------------
Waste Management               800     Waste Management, Inc.                               22,200     0.1
--------------------------------------------------------------------------------------------------------------
                                       Total Common Stocks in the
                                       United States (Cost--$16,359,210)                16,382,630    96.8
--------------------------------------------------------------------------------------------------------------
                                       Total Investments in Common
                                       Stocks (Cost--$16,803,363)                       16,818,579    99.4
--------------------------------------------------------------------------------------------------------------


             December 31, 2000 (14) Mercury QA Large Cap Value Fund

SCHEDULE OF INVESTMENTS (CONCLUDED)

                                                                                             In US Dollars
                                                                                          --------------------
                              Face                                                                  Percent of
                             Amount            Short-Term Securities                      Value     Net Assets
--------------------------------------------------------------------------------------------------------------
UNITED STATES (concluded)
==============================================================================================================
Commercial                $192,000     General Motors Acceptance Corp.,
Paper*                                   6.75% due 1/02/2001                           $   191,892     1.1%
--------------------------------------------------------------------------------------------------------------
                                       Total Investments in Short-Term
                                       Securities (Cost--$191,892)                         191,892     1.1
--------------------------------------------------------------------------------------------------------------
                                       Total Investments
                                       (Cost--$16,995,255)                              17,010,471   100.5

                                       Liabilities in Excess of Other Assets               (95,610)   (0.5)
                                                                                       -----------------------
                                       Net Assets                                      $16,914,861   100.0%
                                                                                       =======================
--------------------------------------------------------------------------------------------------------------

* Commercial Paper is traded on a discount basis; the interest rate shown reflects the discount rate paid at the time of purchase by the Fund.

+     Non-income producing security.

(a)   American Depositary Receipts (ADR).

      See Notes to Financial Statements.


             December 31, 2000 (15) Mercury QA Large Cap Value Fund

STATEMENT OF ASSETS
AND LIABILITIES

As of December 31, 2000
------------------------------------------------------------------------------------------------------------
Assets:

Investments, at value (identified cost--$16,995,255)                                            $ 17,010,471
Receivables:
  Investment adviser                                                          $   68,453
  Capital shares sold                                                             57,165
  Dividends                                                                       13,670             139,288
                                                                              ----------

Prepaid registration fees and other assets                                                            79,781
                                                                                                ------------
Total assets                                                                                      17,229,540
                                                                                                ------------
------------------------------------------------------------------------------------------------------------

Liabilities:

Payable to distributor                                                                                 1,373
Accrued expenses and other liabilities                                                               313,306
                                                                                                ------------
Total liabilities                                                                                    314,679
                                                                                                ------------
------------------------------------------------------------------------------------------------------------

Net Assets:

Net assets                                                                                      $ 16,914,861
                                                                                                ============
------------------------------------------------------------------------------------------------------------

Net Assets Consist of:

Class I Shares of Common Stock, $.0001 par value, 125,000,000
  shares authorized                                                                             $        151
Class A Shares of Common Stock, $.0001 par value, 125,000,000
  shares authorized                                                                                        0
Class B Shares of Common Stock, $.0001 par value, 125,000,000
  shares authorized                                                                                       11
Class C Shares of Common Stock, $.0001 par value, 125,000,000
  shares authorized                                                                                       10
Paid-in capital in excess of par                                                                  16,978,870
Undistributed investment income--net                                                                   7,250
Accumulated realized capital losses on investments--net                                              (86,647)
Unrealized appreciation on investments--net                                                           15,216
                                                                                                ------------
Net assets                                                                                      $ 16,914,861
                                                                                                ============
------------------------------------------------------------------------------------------------------------

Net Asset Value:

Class I--Based on net assets of $14,805,733 and 1,505,465 shares
  outstanding                                                                                   $       9.83
                                                                                                ============
Class A--Based on net assets of $35,502 and 3,618 shares
  outstanding                                                                                   $       9.81
                                                                                                ============
Class B--Based on net assets of $1,099,847 and 112,463 shares
  outstanding                                                                                   $       9.78
                                                                                                ============
Class C--Based on net assets of $973,779 and 99,604 shares
  outstanding                                                                                   $       9.78
                                                                                                ============
------------------------------------------------------------------------------------------------------------

      See Notes to Financial Statements.


             December 31, 2000 (16) Mercury QA Large Cap Value Fund

STATEMENT OF OPERATIONS

For the Period June 2, 2000+ to December 31, 2000
------------------------------------------------------------------------------------------------------------
Investment Income:

Dividends (net of $289 foreign withholding tax)                                                 $     72,404
Interest and discount earned                                                                           2,537
                                                                                                ------------
Total income                                                                                          74,941
                                                                                                ------------
------------------------------------------------------------------------------------------------------------

Expenses:

Registration fees                                                             $   73,530
Accounting services                                                               28,931
Offering costs                                                                    28,230
Investment advisory fees                                                          20,375
Administration fees                                                               17,829
Printing and shareholder reports                                                   7,248
Custodian fees                                                                     4,823
Account maintenance and distribution fees--Class C                                 3,537
Account maintenance and distribution fees--Class B                                 2,535
Directors' fees and expenses                                                       1,195
Transfer agent fees--Class I                                                         755
Pricing fees                                                                         500
Transfer agent fees--Class C                                                         108
Transfer agent fees--Class B                                                          67
Account maintenance fees--Class A                                                     43
Transfer agent fees--Class A                                                           3
Other                                                                                206
                                                                              ----------
Total expenses before reimbursement                                              189,915
Reimbursement of expenses                                                       (107,148)
                                                                              ----------
Total expenses after reimbursement                                                                    82,767
                                                                                                ------------
Investment loss--net                                                                                  (7,826)
                                                                                                ------------
------------------------------------------------------------------------------------------------------------

Realized & Unrealized Gain (Loss) on Investments--Net:

Realized loss on investments--net                                                                    (86,647)
Unrealized appreciation on investments--net                                                           15,216
                                                                                                ------------
Net Decrease in Net Assets Resulting from Operations                                            $    (79,257)
                                                                                                ============
------------------------------------------------------------------------------------------------------------

+     Commencement of operations.

      See Notes to Financial Statements.


             December 31, 2000 (17) Mercury QA Large Cap Value Fund

STATEMENT OF CHANGES
IN NET ASSETS

                                                                        For the Period
                                                                       June 2, 2000+ to
Increase (Decrease) in Net Assets:                                      Dec. 31, 2000
---------------------------------------------------------------------------------------
Operations:

Investment loss--net                                                    $     (7,826)
Realized loss on investments--net                                            (86,647)
Unrealized appreciation on investments--net                                   15,216
                                                                        ------------
Net decrease in net assets resulting from operations                         (79,257)
                                                                        ------------
------------------------------------------------------------------------------------

Capital Share Transactions:

Net increase in net assets derived from capital share transactions        16,894,118
                                                                        ------------
------------------------------------------------------------------------------------

Net Assets:

Total increase in net assets                                              16,814,861
Beginning of period                                                          100,000
                                                                        ------------
End of period*                                                          $ 16,914,861
                                                                        ============
------------------------------------------------------------------------------------

*  Undistributed investment income--net                                 $      7,250
                                                                        ============

+     Commencement of operations.

      See Notes to Financial Statements.


             December 31, 2000 (18) Mercury QA Large Cap Value Fund

FINANCIAL HIGHLIGHTS

The following per share data and ratios have been derived from information provided in the financial statements.

                                                     For the Period June 2, 2000+ to December 31, 2000
                                              -----------------------------------------------------------------
Increase (Decrease) in Net Asset Value:         Class I            Class A         Class B            Class C
---------------------------------------------------------------------------------------------------------------
Per Share Operating Performance:

Net asset value, beginning of period          $    10.00          $    10.00      $    10.00         $    10.00
                                              -----------------------------------------------------------------
Investment loss--net                                  --++              (.01)           (.02)              (.04)
Realized and unrealized loss on
  investments--net                                  (.17)               (.18)           (.20)              (.18)
                                              -----------------------------------------------------------------
Total from investment operations                    (.17)               (.19)           (.22)              (.22)
                                              -----------------------------------------------------------------
Net asset value, end of period                $     9.83          $     9.81      $     9.78         $     9.78
                                              =================================================================
---------------------------------------------------------------------------------------------------------------

Total Investment Return:**

Based on net asset value per share                 (1.70%)++           (1.90%)++       (2.20%)++          (2.20%)++
                                              =================================================================
---------------------------------------------------------------------------------------------------------------

Ratios to Average Net Assets:

Expenses, net of reimbursement                      1.50%*              1.75%*          2.53%*             2.52%*
                                              =================================================================
Expenses                                            3.60%*              3.86%*          4.65%*             4.62%*
                                              =================================================================
Investment loss--net                                (.04%)*             (.22%)*        (1.02%)*           (1.02%)*
                                              =================================================================
---------------------------------------------------------------------------------------------------------------

Supplemental Data:

Net assets, end of period (in thousands)      $   14,806          $       35      $    1,100         $      974
                                              =================================================================
Portfolio turnover                                 32.96%              32.96%          32.96%             32.96%
                                              =================================================================
---------------------------------------------------------------------------------------------------------------

*     Annualized.

**    Total investment returns exclude the effects of sales charges.

+     Commencement of operations.

++    Amount is less than $.01 per share.

++    Aggregate total investment return.

      See Notes to Financial Statements.


             December 31, 2000 (19) Mercury QA Large Cap Value Fund

NOTES TO FINANCIAL STATEMENTS

(1)   Significant Accounting Policies:

      Mercury QA Large Cap Value Fund (the "Fund") is part of the Mercury QA Equity Series, Inc. (the "Corporation"). The Fund is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. The Fund's financial statements are prepared in conformity with accounting principles generally accepted in the United States of America, which may require the use of management accruals and estimates. Prior to commencement of operations on June 2, 2000, the Fund had no operations other than those relating to organizational matters and the issuance of 10,000 capital shares of the Fund on February 25, 2000 to Mercury Advisors ("Mercury Advisors"), a division of Fund Asset Management, L.P. ("FAM"), for $100,000. The Fund offers four classes of shares. Class I and Class A Shares are sold with a front-end sales charge. Class B and Class C Shares may be subject to a contingent deferred sales charge. All classes of shares have identical voting, dividend, liquidation and other rights and the same terms and conditions, except that Class A, Class B and Class C Shares bear certain expenses related to the account maintenance of such shares, and Class B and Class C Shares also bear certain expenses related to the distribution of such shares. Each class has exclusive voting rights with respect to matters relating to its account maintenance and distribution expenditures (except that Class B Shares have certain voting rights with respect to Class A distributions expenditures). The following is a summary of significant accounting policies followed by the Fund.

      (a) Valuation of securities--Portfolio securities that are traded on stock exchanges are valued at the last sale price on the exchange on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Securities traded in the over-the-counter market are valued at the last available bid price prior to the time of valuation. In cases where securities are traded on more than one exchange, the securities are valued on the exchange designated by or under the authority of the Board of Directors as the primary market. Securities that are traded both in the over-the-counter market and on a stock exchange are valued according to the broadest and most representative market. Options written or purchased are valued at the last sale price in the case of exchange-traded options. In the case of options traded in the over-the-counter market, valuation is the last asked price (options written) or the last bid price (options purchased). Short-term securities are valued at amortized cost, which approximates market value. Other investments, including futures contracts and related options, are stated at market value. Securities and assets for which market value quotations are not available are valued at their fair value as determined in good faith by or under the direction of the Corporation's Board of Directors.


             December 31, 2000 (20) Mercury QA Large Cap Value Fund

NOTES TO FINANCIAL STATEMENTS
(CONTINUED)

      (b) Foreign currency transactions--Transactions denominated in foreign currencies are recorded at the exchange rate prevailing when recognized. Assets and liabilities denominated in foreign currencies are valued at the exchange rate at the end of the period. Foreign currency transactions are the result of settling (realized) or valuing (unrealized) assets or liabilities expressed in foreign currencies into US dollars. Realized and unrealized gains or losses from investments include the effects of foreign exchange rates on investments.

      (c) Derivative financial instruments--The Fund may engage in various portfolio investment strategies to increase or decrease the level of risk to which the Fund is exposed more quickly and efficiently than transactions in other types of instruments. Losses may arise due to changes in the value of the contract or if the counterparty does not perform under the contract.

      o Options--The Fund is authorized to write and purchase call and put options. When the Fund writes an option, an amount equal to the premium received by the Fund is reflected as an asset and an equivalent liability. The amount of the liability is subsequently marked to market to reflect the current market value of the option written.

      When a security is purchased or sold through an exercise of an option, the related premium paid (or received) is added to (or deducted from) the basis of the security acquired or deducted from (or added to) the proceeds of the security sold. When an option expires (or the Fund enters into a closing transaction), the Fund realizes a gain or loss on the option to the extent of the premiums received or paid (or gain or loss to the extent the cost of the closing transaction exceeds the premium paid or received).

      Written and purchased options are non-income producing investments.

      o Financial futures contracts--The Fund may purchase or sell financial futures contracts and options on such futures contracts for the purpose of hedging the market risk on existing securities or the intended purchase of securities. Futures contracts are contracts for delayed delivery of securities at a specific future date and at a specific price or yield. Upon entering into a contract, the Fund deposits and maintains as collateral such initial margin as required by the exchange on which the transaction is effected. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are recorded by the Fund as unrealized gains or losses. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.


             December 31, 2000 (21) Mercury QA Large Cap Value Fund

NOTES TO FINANCIAL STATEMENTS
(CONTINUED)

      (d) Income taxes--It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no Federal income tax provision is required. Under the applicable foreign tax law, a withholding tax may be imposed on interest, dividends, and capital gains at various rates.

      (e) Security transactions and investment income--Security transactions are recorded on the dates the transactions are entered into (the trade dates). Dividend income is recorded on the ex-dividend dates. Dividends from foreign securities where the ex-dividend date may have passed are subsequently recorded when the Fund has determined the ex-dividend date. Interest income is recognized on the accrual basis. Realized gains and losses on security transactions are determined on the identified cost basis. The Fund will adopt the provisions of the AICPA Audit and Accounting Guide for Investment Companies, as revised, effective for fiscal years beginning after December 15, 2000. As required, the Fund will amortize premiums and discounts on debt securities effective January 1, 2001. The cumulative effect of this accounting change will have no impact on the total net assets of the Fund. As of December 31, 2000, no debt securities were held by the Fund.

      (f) Prepaid registration fees--Prepaid registration fees are charged to expense as the related shares are issued.

      (g) Dividends and distributions--Dividends and distributions paid by the Fund are recorded on the ex-dividend dates.

      (h) Reclassification--Accounting principles generally accepted in the United States of America require that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting. Accordingly, the current year's permanent book/tax differences of $15,076 have been reclassified between paid-in capital in excess of par and undistributed net investment income. These reclassifications have no effect on net assets or net asset values per share.

(2)   Investment Advisory Agreement and Transactions with Affiliates:

      The Fund has entered into an Investment Advisory Agreement with Mercury Advisors. The general partner of Mercury Advisors is Princeton Services, Inc. ("PSI"), an indirect wholly-owned subsidiary of Merrill Lynch & Co., Inc. ("ML & Co."), which is the limited partner. The Fund has also entered into a Distribution Agreement and Distribution Plans with FAM Distributors, Inc. ("FAMD" or the "Distributor"), which is a wholly-owned subsidiary of Merrill Lynch Group, Inc.


             December 31, 2000 (22) Mercury QA Large Cap Value Fund

NOTES TO FINANCIAL STATEMENTS
(CONTINUED)

      As compensation for its services to the Fund, Mercury Advisors receives monthly compensation at the annual rate of .40% of the average daily net assets of the Fund. For the period June 2, 2000 to December 31, 2000, Mercury Advisors earned fees of $20,375, all of which was waived. Mercury Advisors also reimbursed the Fund for additional expenses of $86,773.

      The Fund has also entered into an Administration Agreement with Mercury Advisors. The Fund pays a monthly fee at an annual rate of .35% of the Fund's average daily net assets for the performance of administrative services (other than investment advice and related portfolio activities) necessary for the operation of the Fund.

      Pursuant to the Distribution Plans adopted by the Fund in accordance with Rule 12b-1 under the Investment Company Act of 1940, the Fund pays the Distributor ongoing account maintenance and distribution fees. The fees are accrued daily and paid monthly at annual rates based upon the average daily net assets of the shares as follows:

                                                   Account         Distribution
                                               Maintenance Fee         Fee
      --------------------------------------------------------------------------
      Class A                                       .25%               --
      --------------------------------------------------------------------------
      Class B                                       .25%              .75%
      --------------------------------------------------------------------------
      Class C                                       .25%              .75%
      --------------------------------------------------------------------------

      Pursuant to a sub-agreement with the Distributor, Merrill Lynch, Pierce, Fenner & Smith Incorporated ("MLPF&S"), a subsidiary of ML & Co., and select dealers also provide account maintenance and distribution services to the Fund. The ongoing account maintenance fee compensates the Distributor, MLPF&S and select dealers for providing account maintenance services to Class A, Class B and Class C shareholders. The ongoing distribution fee compensates the Distributor, MLPF&S and select dealers for providing shareholder and distribution-related services to Class B and Class C shareholders.

      For the period June 2, 2000 to December 31, 2000, FAMD earned underwriting discounts and MLPF&S earned dealer concessions on sales of the Fund's Class A Shares as follows:

                                                   FAMD             MLPF&S
      --------------------------------------------------------------------------
      Class A                                      $64              $1,256
      --------------------------------------------------------------------------

      For the period June 2, 2000 to December 31, 2000, MLPF&S received contingent deferred sales charges of $222 relating to transactions in Class C Shares.

      Financial Data Services, Inc. ("FDS"), a wholly-owned subsidiary of ML & Co., acts as the Company's transfer agent.

      Accounting services were provided to the Fund by Mercury Advisors.


             December 31, 2000 (23) Mercury QA Large Cap Value Fund

NOTES TO FINANCIAL STATEMENTS
(CONTINUED)

      Certain officers and/or directors of the Corporation are officers and/or directors of Mercury Advisors, FAM, PSI, FDS, FAMD, and/or ML & Co.

(3)   Investments:

      Purchases and sales of investments, excluding short-term securities, for the period June 2, 2000 to December 31, 2000 were $19,986,906 and $3,096,773, respectively.

      Net realized losses for the period June 2, 2000 to December 31, 2000, and net unrealized gains as of December 31, 2000 were as follows:

                                                      Realized       Unrealized
                                                       Losses          Gains
      -------------------------------------------------------------------------
      Long-term investments                        $   (86,647)     $    15,216
                                                   ----------------------------
      Total                                        $   (86,647)     $    15,216
                                                   ============================
      --------------------------------------------------------------------------

      As of December 31, 2000, net unrealized depreciation for Federal income tax purposes aggregated $30,680, of which $1,367,841 related to appreciated securities and $1,398,521 related to depreciated securities. The aggregate cost of investments at December 31, 2000 for Federal income tax purposes was $17,041,151.

(4)   Capital Share Transactions:

      Net increase in net assets derived from capital share transactions was $16,894,118 for the period June 2, 2000 to December 31, 2000.

      Transactions in capital shares for each class were as follows:

      Class I Shares for the Period June 2, 2000+
      to December 31, 2000                            Shares      Dollar Amount
      -------------------------------------------------------------------------
      Shares sold                                    1,742,820      $17,203,234
      Shares redeemed                                 (239,855)      (2,344,004)
                                                   ----------------------------
      Net increase                                   1,502,965      $14,859,230
                                                   ============================
      -------------------------------------------------------------------------

+ Prior to June 2, 2000 (commencement of operations), the Fund issued 2,500 shares to Mercury Advisors for $25,000.


             December 31, 2000 (24) Mercury QA Large Cap Value Fund

NOTES TO FINANCIAL STATEMENTS
(CONCLUDED)

      Class A Shares for the Period June 2, 2000+
      to December 31, 2000                              Shares    Dollar Amount
      -------------------------------------------------------------------------
      Shares sold                                        3,884      $    36,921
      Shares redeemed                                   (2,766)         (26,602)
                                                   ----------------------------
      Net increase                                       1,118      $    10,319
                                                   ============================
      -------------------------------------------------------------------------

+ Prior to June 2, 2000 (commencement of operations), the Fund issued 2,500 shares to Mercury Advisors for $25,000.

      Class B Shares for the Period June 2, 2000+
      to December 31, 2000                              Shares    Dollar Amount
      -------------------------------------------------------------------------
      Shares sold                                      110,533      $ 1,069,440
      Shares redeemed                                     (570)          (5,413)
                                                   ----------------------------
      Net increase                                     109,963      $ 1,064,027
                                                   ============================
      -------------------------------------------------------------------------

+ Prior to June 2, 2000 (commencement of operations), the Fund issued 2,500 shares to Mercury Advisors for $25,000.

      Class C Shares for the Period June 2, 2000+
      to December 31, 2000                              Shares    Dollar Amount
      -------------------------------------------------------------------------
      Shares sold                                       99,541      $   984,032
      Shares redeemed                                   (2,437)         (23,490)
                                                   ----------------------------
      Net increase                                      97,104      $   960,542
                                                   ============================
      -------------------------------------------------------------------------

+ Prior to June 2, 2000 (commencement of operations), the Fund issued 2,500 shares to Mercury Advisors for $25,000.

(5)   Capital Loss Carryforward:

      At December 31, 2000, the Fund had a net capital loss carryforward of approximately $26,000, all of which expires in 2008. This amount will be available to offset like amounts of any future taxable gains.


             December 31, 2000 (25) Mercury QA Large Cap Value Fund

INDEPENDENT AUDITORS' REPORT

The Board of Directors and Shareholders,
Mercury QA Large Cap Value Fund
(One of the Series constituting Mercury QA Equity Series, Inc.):

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Mercury QA Large Cap Value Fund as of December 31, 2000, the related statements of operations and changes in net assets, and the financial highlights for the period June 2, 2000 (commencement of operations) to December 31, 2000. These financial statements and the financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and the financial highlights based on our audit.

We conducted our audit in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and the financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned at December 31, 2000 by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights present fairly, in all material respects, the financial position of Mercury QA Large Cap Value Fund as of December 31, 2000, the results of its operations, the changes in its net assets, and the financial highlights for the period June 2, 2000 (commencement of operations) to December 31, 2000 in conformity with accounting principles generally accepted in the United States of America.


Deloitte & Touche LLP
Princeton, New Jersey
February 12, 2001


             December 31, 2000 (26) Mercury QA Large Cap Value Fund

OFFICERS AND DIRECTORS

Terry K. Glenn, Director and President
M. Colyer Crum, Director
Laurie Simon Hodrick, Director
Stephen B. Swensrud, Director
J. Thomas Touchton, Director
Fred G. Weiss, Director
Robert C. Doll, Jr., Senior Vice President
Philip Green, Senior Vice President
Sidney Hoots, Senior Vice President
Dean D'Onofrio, Senior Vice President
Frank Salerno, Senior Vice President
Donald C. Burke, Vice President and Treasurer
Marc C. Cozzolino, Secretary

--------------------------------------------------------------------------------
Jack B. Sunderland and Arthur Zeikel, Directors, have recently retired from Mercury QA Large Cap Value Fund. We join the Fund's Board of Directors in wishing Messrs. Sunderland and Zeikel well in their retirement.
--------------------------------------------------------------------------------

Custodian

The Chase Manhattan Bank
4 Chase MetroTech, 18th Floor
Brooklyn, NY 11245

Transfer Agent

Financial Data Services, Inc.
4800 Deer Lake Drive East
Jacksonville, FL 32246-6484
(888) 763-2260


             December 31, 2000 (27) Mercury QA Large Cap Value Fund

This report is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Fund unless accompanied or preceded by the Fund's current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.

Mercury QA Large Cap Value Fund of
Mercury QA Equity Series, Inc.
Box 9011
Princeton, NJ
08543-9011

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